BUSINESS COMBINATIONS (Details 2) (CNY)	12 Months Ended		1 Months Ended	0 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Apr. 30, 2014	Apr. 01, 2014	Dec. 31, 2011
Redeemable non-controlling interest
Redeemable non-controlling interest, balance at the beginning of the period	42,779,000	53,752,000
Reclassfication	(42,779,000)
Total gains or losses for the period		(10,973,000)
Redeemable non-controlling interest, balance at the end of the period		42,779,000
Revenue
Amount divided	5,850,000
Shanggu
Revenue
Revenue subsequent to acquisition	94,400,000	112,700,000
Net income or loss subsequent to acquisition	900,000	6,500,000
Shanggu | Supplemental acquisition agreement
Revenue
Percentage of equity interest, which can be waived to acquire			35.00%
Percentage of additional equity interest right reserved by the entity			5.00%
Percentage of non-controlling interest reclassified from temporary equity to permanent equity			35.00%
Shanggu | Mr. Wu Jiang | Supplemental acquisition agreement
Revenue
Percentage of equity interest, which can be waived to acquire			35.00%
Amount of operation cash required to be retained			10,000,000		10,000,000
Percentage of additional equity interest right reserved by the entity			5.00%
Shanggu | Mr. Wu Jiang | Dividend payment agreement
Revenue
Amount divided				5,900,000
Shanggu
Redeemable non-controlling interest
Capital contribution from the Company					2,800,000
Shanggu | Mr. Wu Jiang
Redeemable non-controlling interest
Capital contribution from non-controlling interest shareholder					2,400,000